STOCK OPTIONS AND OTHER SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Jun. 29, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Amounts and Classifications of Share-based Compensation
The following table summarizes the amounts and classification of share-based compensation expense:

	2018	2017

	(In millions)
Total expense	$51	$42
Included in:
Cost of product sales and services	$8	$3
Engineering, selling and administrative expenses	43	39
Income from continuing operations	51	42
Tax effect on share-based compensation expense	(16)	(16)
Total share-based compensation expense after-tax	$35	$26

Schedule of Assumptions Used in Determining Fair Value of Stock Options
A summary of the significant assumptions used in determining the fair value of stock option grants under our SIPs is as follows:

	2018	2017

Expected dividends	1.8%	2.4%
Expected volatility	19.3%	21.8%
Risk-free interest rates	1.8%	1.2%
Expected term (years)	5.00	5.03

Schedule of Stock Option Activity
A summary of stock option activity under our SIPs as of June 29, 2018 and changes during fiscal 2018 is as follows:

	Shares	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
			(In years)	(In millions)
Stock options outstanding June 30, 2017	4,910,142	$69.89
Stock options forfeited or expired	(98,532)	$88.51
Stock options granted	412,285	$119.70
Stock options exercised	(525,525)	$64.25
Stock options outstanding June 29, 2018	4,698,370	$74.50	6.53	$329.05
Stock options exercisable June 29, 2018	3,084,969	$64.34	5.71	$247.42

Schedule of Nonvested Stock Options
A summary of the status of our nonvested stock options at June 29, 2018 and changes during fiscal 2018 is as follows:

	Shares	Weighted-Average Grant-Date Fair Value Per Share
Nonvested stock options June 30, 2017	2,596,282	$13.23
Stock options granted	412,285	$18.60
Stock options vested	(1,395,166)	$13.15
Nonvested stock options June 29, 2018	1,613,401	$14.66

Schedule of Status of Restricted Stock and Restricted Stock Units
A summary of the status of these awards at June 29, 2018 and changes during fiscal 2018 is as follows:

	Shares or Units	Weighted-Average Grant Price Per Share or Unit
Restricted stock and restricted stock units outstanding at June 30, 2017	260,964	$84.92
Restricted stock and restricted stock units granted	312,247	$141.46
Restricted stock and restricted stock units vested	(138,659)	$80.44
Restricted stock and restricted stock units forfeited	(19,862)	$111.88
Restricted stock and restricted stock units outstanding at June 29, 2018	414,690	$127.70

Schedule of Status of Performance Share Units
A summary of the status of these awards at June 29, 2018 and changes during fiscal 2018 is as follows:

	Shares or Units	Weighted-Average Grant Price Per Share or Unit
Performance share units outstanding at June 30, 2017	633,735	$81.81
Performance share units granted	193,321	$123.13
Performance share units vested	(173,505)	$66.48
Performance share units forfeited	(28,258)	$97.97
Performance share units outstanding at June 29, 2018	625,293	$98.11